(Loss)/earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
(Loss)/earnings per share
(Loss)/profit attributable to equity holders as presented in the income statement	$ (10)	$ 100	$ (11)	$ 157
Less: Dividend on preferred shares (see note 14)	(6)		(12)
(Loss)/profit attributable to equity holders used in calculating earnings per share	$ (16)	$ 100	$ (23)	$ 157
Weighted average number of common shares for EPS - Basic (millions)	597.6	603.3	597.6	603.3
(Loss)/earnings per share - Basic	$ (0.03)	$ 0.17	$ (0.04)	$ 0.26
(Loss)/profit attributable to equity holders used in calculating earnings per share - Diluted	$ (16)	$ 100	$ (23)	$ 157
Weighted average number of ordinary shares for EPS - Diluted (millions)	597.6	603.3	597.6	603.3
(Loss)/earnings per share - Diluted	$ (0.03)	$ 0.17	$ (0.04)	$ 0.26
Dilutive potential shares	0.0	0.0	0.0	0.0